UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22705

SSGA MASTER TRUST

(Exact name of registrant as specified in charter)
One Lincoln Street, Boston, Massachusetts 02111

(Address of principal executive offices) (zip code)
Ryan M. Louvar, Esq.
State Street Bank and Trust Company
One Lincoln Street/CPH0326
Boston, Massachusetts 02111
(Name and address of agent for service)
Copy to:
W. John McGuire, Esq.
Bingham McCutchen LLP
2020 K Street, N.W.
Washington, DC 20006
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: June 30
Date of reporting period: June 30, 2012

Item 1. Reports to Shareholders.

SSgA Master Trust
Annual Report June 30, 2012

SSgA Multi-Asset Real Return Portfolio —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2012

	SPDR S&P			POWERSHARES DB	SPDR DOW JONES
	GLOBAL NATURAL	SPDR BARCLAYS	SPDR DOW JONES	COMMODITY INDEX	INTERNATIONAL
DESCRIPTION	RESOURCES ETF	CAPITAL TIPS ETF	REIT ETF	TRACKING FUND	REAL ESTATE ETF

MARKET VALUE	$1,394,690	952,587	886,342	552,286	471,814

% OF NET ASSETS	23.9	16.3	15.2	9.5	8.1

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in a particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2012*

PERCENT OF
NET ASSETS

Natural Resources	35.8%
Real Estate	23.3
Inflation Linked	22.7
Commodities	13.4
Natural Resources	4.1
Short Term Investment	0.7
Other Assets & Liabilities	0.0 **

TOTAL	100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount represents less than 0.05% of net assets.

SSgA Income Allocation Portfolio —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2012

		SPDR BARCLAYS	SPDR BARCLAYS	SPDR BARCLAYS	SPDR S&P
	SPDR S&P	CAPITAL LONG TERM	CAPITAL HIGH YIELD	CAPITAL LONG TERM	INTERNATIONAL
DESCRIPTION	DIVIDEND ETF	CORPORATE BOND ETF	BOND ETF	TREASURY BOND ETF	DIVIDEND ETF

MARKET VALUE	$1,702,334	1,278,427	871,435	861,195	619,106

% OF NET ASSETS	18.7	14.0	9.6	9.4	6.8

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in a particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2012*

PERCENT OF
NET ASSETS

Domestic Fixed Income	37.0%
Domestic Equity	24.6
International Equity	23.8
Real Estate	7.5
Inflation Linked	4.8
International Fixed Income	1.0
Short Term Investment	1.3
Other Assets & Liabilities	0.0 **

TOTAL	100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount represents less than 0.05% of net assets.

SSgA Global Allocation Portfolio —
Portfolio Summary

TOP FIVE HOLDINGS AS OF JUNE 30, 2012

			SPDR BARCLAYS
			CAPITAL INTERMEDIATE	SPDR BARCLAYS	SPDR S&P
	SPDR S&P 500	SPDR S&P WORLD	TERM CORPORATE	CAPITAL HIGH YIELD	EMERGING
DESCRIPTION	ETF TRUST	EX-U.S. ETF	BOND ETF	BOND ETF	MARKETS ETF

MARKET VALUE	$937,810	536,809	390,925	308,380	307,869

% OF NET ASSETS	21.1	12.1	8.8	6.9	6.9

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in a particular company.)

ASSET ALLOCATION AS OF JUNE 30, 2012*

PERCENT OF
NET ASSETS

Domestic Equity	33.9%
International Equity	24.0
Domestic Fixed Income	23.6
Real Estate	6.1
International Fixed Income	3.9
Inflation Linked	3.8
Commodities	1.0
Short Term Investment	3.6
Other Assets & Liabilities	0.1

TOTAL	100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.

SSgA MULTI-ASSET REAL RETURN PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2012

Security Description	Shares	Value

EXCHANGE TRADED PRODUCTS — 99.3%
NATURAL RESOURCES — 39.9%
Market Vectors Gold Miners ETF	2,455	$109,910
SPDR S&P Global Natural Resources ETF (a)	29,315	1,394,690
SPDR S&P International Energy Sector ETF (a)	4,935	115,479
SPDR S&P Metals & Mining ETF (a)	4,199	174,007

PowerShares Global Agriculture Portfolio	8,386	239,169
The Energy Select Sector SPDR Fund (a)	4,377	290,501

		2,323,756

REAL ESTATE — 23.3%
SPDR Dow Jones International Real Estate ETF (a)	12,828	471,814
SPDR Dow Jones REIT ETF (a)	12,160	886,342

		1,358,156

INFLATION LINKED — 22.7%
SPDR Barclays Capital TIPS ETF (a)	15,983	952,587
SPDR DB International Government Inflation-Protected Bond ETF (a)	6,282	369,884

		1,322,471

COMMODITIES — 13.4%
PowerShares DB Agriculture Fund (b)	1,099	31,014
PowerShares DB Commodity Index Tracking Fund (b)	21,448	552,286
PowerShares DB Gold Fund (b)	3,087	170,341
PowerShares DB Oil Fund (b)	1,170	28,735

		782,376

TOTAL EXCHANGE TRADED PRODUCTS
(Cost $6,017,466)		5,786,759

SHORT TERM INVESTMENT — 0.7%
MONEY MARKET FUND — 0.7%
State Street Institutional Liquid Reserves Fund 0.20% (a)(c) (Cost $41,023)	41,023	$41,023

TOTAL INVESTMENTS — 100.0% (d)
(Cost $6,058,489)		5,827,782

OTHER ASSETS & LIABILITIES — (0.0)% (e)		(1,018)

NET ASSETS — 100%		$5,826,764

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(b)	Qualified Publicly Traded Partnerships.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs. (Note 2)
(e)	Amount represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SSgA INCOME ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2012

Security Description	Shares	Value

EXCHANGE TRADED PRODUCTS — 98.7%
DOMESTIC FIXED INCOME — 37.0%
SPDR Barclays Capital Convertible Securities ETF (a)	4,649	$174,616
SPDR Barclays Capital High Yield Bond ETF (a)	22,084	871,435
SPDR Barclays Capital Long Term Corporate Bond ETF (a)	31,334	1,278,427
SPDR Barclays Capital Long Term Treasury Bond ETF (a)	11,918	861,195
SPDR Nuveen Barclays Capital Build America Bond ETF (a)	3,008	180,528

		3,366,201

INTERNATIONAL EQUITY — 23.8%
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (a)	11,312	448,973
SPDR S&P Emerging Markets Dividend ETF (a)	10,804	488,017
SPDR S&P International Dividend ETF (a)	13,900	619,106
SPDR S&P International Telecommunications Sector ETF (a)	8,217	179,541
SPDR STOXX Europe 50 ETF (a)	14,518	429,733

		2,165,370

DOMESTIC EQUITY — 24.6%
SPDR S&P Dividend ETF (a)	30,590	1,702,334
SPDR Wells Fargo Preferred Stock ETF (a)	11,963	541,326

		2,243,660

REAL ESTATE — 7.5%
SPDR Dow Jones International Real Estate ETF (a)	9,970	366,697
SPDR Dow Jones REIT ETF (a)	4,398	320,570

		687,267

INFLATION LINKED — 4.8%
SPDR Barclays Capital TIPS ETF (a)	7,366	439,013

INTERNATIONAL FIXED INCOME — 1.0%
SPDR Barclays Capital Emerging Markets Local Bond ETF (a)	2,864	89,214
SPDR Barclays Capital International Corporate Bond ETF (a)	191	6,188

		95,402

TOTAL EXCHANGE TRADED PRODUCTS
(Cost $8,949,283)		8,996,913

SHORT TERM INVESTMENT — 1.3%
MONEY MARKET FUND — 1.3%
State Street Institutional Liquid
Reserves Fund 0.20% (a)(b) (Cost $117,900)	117,900	117,900

TOTAL INVESTMENTS — 100.0% (c)
(Cost $9,067,183)		9,114,813

OTHER ASSETS & LIABILITIES — (0.0)% (d)		(1,204)

NET ASSETS — 100%		$9,113,609

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs. (Note 2)
(d)	Amount represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SSgA GLOBAL ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2012

Security Description	Shares	Value

EXCHANGE TRADED PRODUCTS — 96.3%
DOMESTIC EQUITY — 33.9%
SPDR S&P 500 ETF Trust (a)	6,882	$937,810
SPDR S&P 600 Small Cap ETF (a)	2,533	178,653
SPDR S&P Dividend ETF (a)	5,525	307,466
SPDR S&P MidCap 400 ETF Trust (a)	507	86,849

		1,510,778

INTERNATIONAL EQUITY — 24.0%
SPDR S&P Emerging Markets ETF (a)	5,132	307,869
SPDR S&P International Dividend ETF (a)	3,983	177,403
SPDR S&P International Small Cap ETF (a)	1,693	43,696
SPDR S&P World ex-US ETF (a)	23,954	536,809

		1,065,777

DOMESTIC FIXED INCOME — 23.6%
SPDR Barclays Capital Aggregate Bond ETF (a)	2,963	173,750
SPDR Barclays Capital High Yield Bond ETF (a)	7,815	308,380
SPDR Barclays Capital Intermediate Term Corporate Bond ETF (a)	11,454	390,925
SPDR Barclays Capital Long Term Corporate Bond ETF (a)	4,332	176,745

		1,049,800

REAL ESTATE — 6.1%
SPDR Dow Jones International Real Estate ETF (a)	1,230	45,239
SPDR Dow Jones REIT ETF (a)	3,098	225,813

		271,052

INTERNATIONAL FIXED INCOME — 3.9%
SPDR Barclays Capital International Corporate Bond ETF (a)	5,377	174,215

INFLATION LINKED — 3.8%
SPDR Barclays Capital TIPS ETF (a)	2,866	170,814

COMMODITIES — 1.0%
PowerShares DB Gold Fund (b)	820	45,248

TOTAL EXCHANGE TRADED PRODUCTS
(Cost $4,375,266)		4,287,684

SHORT TERM INVESTMENT — 3.6%
MONEY MARKET FUND — 3.6%
State Street Institutional Liquid Reserves Fund 0.20% (a)(c) (Cost $158,815)	158,815	158,815

TOTAL INVESTMENTS — 99.9% (d)
(Cost $4,534,081)		4,446,499

OTHER ASSETS & LIABILITIES — 0.1%		4,252

NET ASSETS — 100%		$4,450,751

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(b)	Qualified Publicly Traded Partnership.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SSgA MASTER TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2012

	SSgA Multi-	SSgA Income	SSgA Global
	Asset Real	Allocation	Allocation
	Return Portfolio	Portfolio	Portfolio

ASSETS
Investments in securities of unaffiliated issuers, at value	$1,131,455	$—	$45,248
Investments in securities of affiliated issuers, at value	4,696,327	9,114,813	4,401,251

Total investments	5,827,782	9,114,813	4,446,499
Dividends receivable from affiliates (Note 4)	1	4	5,009

TOTAL ASSETS	5,827,783	9,114,817	4,451,508

LIABILITIES
Accrued advisory fees (Note 4)	1,003	1,192	741
Accrued trustees’ fees (Note 4)	16	16	16

TOTAL LIABILITIES	1,019	1,208	757

NET ASSETS	$5,826,764	$9,113,609	$4,450,751

COST OF INVESTMENTS:
Unaffiliated issuers	$1,189,566	$—	$46,658
Affiliated issuers	4,868,923	9,067,183	4,487,423

Total cost of investments	$6,058,489	$9,067,183	$4,534,081

See notes to financial statements.

SSgA MASTER TRUST
STATEMENTS OF OPERATIONS
Period Ended June 30, 2012

	SSgA Multi-	SSgA Income	SSgA Global
	Asset Real	Allocation	Allocation
	Return Portfolio*	Portfolio*	Portfolio*

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$1,576	$—	$—
Dividend income on securities of affiliated issuers (Note 3)	42,143	101,589	42,901

TOTAL INVESTMENT INCOME	43,719	101,589	42,901

EXPENSES
Advisory fees (Note 4)	2,149	2,364	1,899
Trustees’ fees (Note 5)	17	17	17

TOTAL EXPENSES	2,166	2,381	1,916

NET INVESTMENT INCOME	41,553	99,208	40,985

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments in securities of unaffiliated issuers	(2,889)	—	(2,846)
Net realized gain (loss) on investments in securities of affiliated issuers	(3,946)	(17,903)	(137,578)
Net change in unrealized appreciation (depreciation) on investments	(230,707)	47,630	(87,582)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(237,542)	29,727	(228,006)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(195,989)	$128,935	$(187,021)

*	For the period April 25, 2012 (commencement of operations) to June 30, 2012.

See notes to financial statements.

SSgA MASTER TRUST
STATEMENTS OF CHANGES IN NET ASSETS
June 30, 2012

	SSgA Multi-	SSgA Income	SSgA Global
	Asset Real	Allocation	Allocation
	Return Portfolio	Portfolio	Portfolio
	For the Period	For the Period	For the Period
	4/25/12*- 6/30/12	4/25/12*- 6/30/12	4/25/12*- 6/30/12

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$41,553	$99,208	$40,985
Net realized gain (loss) on investments	(6,835)	(17,903)	(140,424)
Net change in unrealized appreciation (depreciation) on investments	(230,707)	47,630	(87,582)

Net increase (decrease) in net assets resulting from operations	(195,989)	128,935	(187,021)

CAPITAL TRANSACTIONS
Contributions	7,426,949	8,984,674	6,035,173
Withdrawals	(1,404,196)	—	(1,397,401)

Net increase in net assets from Capital transactions	6,022,753	8,984,674	4,637,772

Net increase in net assets during the period	5,826,764	9,113,609	4,450,751
NET ASSETS
Net assets at beginning of period	—	—	—

NET ASSETS END OF PERIOD	$5,826,764	$9,113,609	$4,450,751

*	Commencement of operations

See notes to financial statements.

SSgA MASTER TRUST
FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	SSgA Multi-		SSgA Income		SSgA Global
	Asset Real		Allocation		Allocation
	Return Portfolio		Portfolio		Portfolio
	For the Period		For the Period		For the Period
	4/25/12*-		4/25/12*-		4/25/12*-
	6/30/12		6/30/12		6/30/12

Supplemental Data and Ratios:
Net assets, end of period (000s)	$5,827		$9,114		$4,451

Ratios to average net assets:
Operating expenses	0.20	%(1)	0.20	%(1)	0.20	%(1)
Net investment income	3.84	%(1)	8.39	%(1)	4.34	%(1)
Portfolio turnover rate	10%		15%		25%
Total return	(3.42)%		0.92%		(1.82)%

*	Commencement of operations.
(1)	Annualized.

See notes to financial statements.

SSgA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2012

1.	Organization

SSgA Master Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end investment management company that was organized as a Massachusetts business trust on March 30, 2011.

As of June 30, 2012, the Trust offered three (3) portfolios, each of which represents a separate series of beneficial interest in the Trust (each referred to as a “Portfolio”, collectively as the “Portfolios”). The financial statements herein relate to the following three (3) Portfolios: SSgA Multi-Asset Real Return Portfolio, SSgA Income Allocation Portfolio and SSgA Global Allocation Portfolio. Each Portfolio serves as a master fund in a master feeder structure.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could be material.

Each Portfolio invests its assets in other exchange-traded products (referred to as “underlying Funds”). The underlying Funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying Funds invest their portfolios in debt securities. Investments in debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in the debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. Certain underlying Funds invest their portfolios in foreign securities including emerging markets. Foreign investments involve certain risks that are greater than those associated with investments in securities of U.S. issuers. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the United States pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Investment in emerging markets involves greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. Certain underlying Funds invest their portfolios in commodities markets. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events. Factors that may significantly affect the prices of commodities include, but are not limited to: global supply and demand; domestic and international interest rates and investors’ expectations of interest rates; inflation rates and investors’ expectations of inflation rates; the investment and trading activities of commodity futures contracts; political, economic, or financial events, both globally and regionally.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

Security Valuation

The value of each Portfolio’s portfolio securities and other financial instruments is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price

SSgA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2012

quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in underlying funds are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Portfolio’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Portfolios follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides Portfolios the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Portfolios’ net assets are computed and that may materially affect the value of the Portfolios’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Portfolio’s net asset value and the prices used by the Portfolio’s benchmark index, which, in turn, could result in a difference between the Portfolio’s performance and the performance of the Portfolio’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.

The following table summarizes the inputs used in valuing the Portfolios’ investments as of June 30, 2012:

			Level 3 —
		Level 2 —	Significant
	Level 1 —	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

SSgA Multi-Asset Real Return Portfolio	$5,827,782	$—	$—	$5,827,782
SSgA Income Allocation Portfolio	9,114,813	—	—	9,114,813
SSgA Global Allocation Portfolio	4,446,499	—	—	4,446,499

SSgA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2012

Investment Income

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio. Trustees’ fees which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolios.

Investment Transactions

Investment transactions are recorded as of the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

Federal Income Tax

The Portfolios are not required to pay federal income taxes on their net investment income and net capital gains because they are treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolios are deemed to have been “passed through” to the Portfolios’ partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolios. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes. The Funds have reviewed the tax positions for the open tax years as of June 30, 2012 and have determined that no provision for income tax is required in the Funds’ Financial Statements. The Funds’ federal tax returns are subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Funds recognized interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

3.	Fees and Compensation Paid to Affiliates and Other Related Party Transactions

Advisory Fee

Each Portfolio has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Portfolio pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Portfolio’s average daily net assets as shown in the following table:

Annual Rate

SSgA Multi-Asset Real Return Portfolio	0.20%
SSgA Income Allocation Portfolio	0.20%
SSgA Global Allocation Portfolio	0.20%

The Adviser pays all operating expenses of each Portfolio other than management fee, distribution fee pursuant to each Portfolio’s Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser.

Trustees’ Fees

The Trust, SSgA Active ETF Trust, SPDR Series Trust and SPDR Index Shares Funds paid, in the aggregate, each Independent Trustee an annual fee of $132,500 plus $7,500 per in-person meeting attended and $1,250 for each

SSgA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2012

telephonic or video conference meeting attended. The Chairman of the Board receives an additional annual fee of $37,500 and the Chairman of the Audit Committee receives an additional annual fee of $15,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustee fees are allocated among the Trusts and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Transactions with Affiliates

Each Portfolio may invest in certain money market funds and underlying Funds affiliated with the Adviser. Amounts related to investments in affiliated underlying Funds at June 30, 2012 and for the period then ended are:

					Number of
	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SSgA Multi-Asset Real Return Portfolio	Cost	Shares	Proceeds	Shares	at 6/30/12	6/30/12	Income	Gain (Loss)

SPDR S&P Global Natural Resources ETF	$1,852,482	36,912	$353,597	7,597	29,315	$1,394,690	$14,752	$6,768
SPDR S&P International Energy Sector ETF	153,616	6,163	28,195	1,228	4,935	115,479	1,135	646
SPDR S&P Metals & Mining ETF	240,699	5,244	41,100	1,045	4,199	174,007	636	(206)
The Energy Select Sector SPDR Fund	393,050	5,716	88,001	1,339	4,377	290,501	1,362	1,233
SPDR Dow Jones International Real Estate ETF	925,764	25,151	437,449	12,323	12,828	471,814	6,764	(12,738)
SPDR Dow Jones REIT ETF	1,093,030	15,187	211,466	3,027	12,160	886,342	6,693	667
SPDR Barclays Capital TIPS ETF	1,209,893	20,311	258,518	4,328	15,983	952,587	10,800	1,738
SPDR DB International Government Inflation-Protected Bond ETF	693,581	11,536	311,942	5,254	6,282	369,884	—	(2,054)
State Street Institutional Liquid Reserves Fund	81,480	81,480	40,457	40,457	41,023	41,023	1	—

					Number of
	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SSgA Income Allocation Portfolio	Cost	Shares	Proceeds	Shares	at 6/30/12	6/30/12	Income	Gain (Loss)

SPDR Barclays Capital Convertible Securities ETF	$177,864	4,649	$—	—	4,649	$174,616	$605	$—
SPDR Barclays Capital High Yield Bond ETF	1,060,994	26,990	191,432	4,906	22,084	871,435	7,409	(3,055)
SPDR Barclays Capital Long Term Corporate Bond ETF	1,240,036	31,334	—	—	31,334	1,278,427	6,723	6,587
SPDR Barclays Capital Long Term Treasury Bond ETF	1,025,101	14,744	198,454	2,826	11,918	861,195	2,452	—
SPDR Nuveen Barclays Capital Build America Bond ETF	179,571	3,008	—	—	3,008	180,528	869	—
SPDR Wells Fargo Preferred Stock ETF	554,047	12,318	16,005	355	11,963	541,326	7,268	48
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	448,103	11,312	—	—	11,312	448,973	7,426	—
SPDR S&P Emerging Markets Dividend ETF	585,585	12,606	82,604	1,802	10,804	488,017	10,126	(5,616)
SPDR S&P International Dividend ETF	771,002	16,599	122,387	2,699	13,900	619,106	22,257	(8,785)
SPDR S&P International Telecommunications Sector ETF	263,762	12,056	81,766	3,839	8,217	179,541	8,207	(3,461)
SPDR STOXX Europe 50 ETF	438,673	14,518	—	—	14,518	429,733	7,168	—
SPDR S&P Dividend ETF	1,848,573	33,083	139,226	2,493	30,590	1,702,334	11,455	(1,999)
SPDR Dow Jones Global Real Estate ETF	159,405	4,010	158,052	4,010	—	—	—	(1,353)
SPDR Dow Jones International Real Estate ETF	364,620	10,222	9,022	252	9,970	366,697	4,517	(389)
SPDR Dow Jones REIT ETF	315,236	4,398	—	—	4,398	320,570	2,018	—
SPDR Barclays Capital TIPS ETF	466,147	7,837	28,022	471	7,366	439,013	3,084	2
SPDR Barclays Capital Emerging Markets Local Bond ETF	89,231	2,864	—	—	2,864	89,214	—	—
SPDR Barclays Capital International Corporate Bond ETF	302,838	9,008	296,634	8,817	191	6,188	—	118
State Street Institutional Liquid Reserves Fund	192,325	192,325	74,425	74,425	117,900	117,900	5	—

					Number of
	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SSgA Global Allocation Portfolio	Cost	Shares	Proceeds	Shares	at 6/30/12	6/30/12	Income	Gain (Loss)

SPDR S&P 500 ETF Trust	$1,704,855	12,244	$714,527	5,362	6,882	$937,810	$4,737	$(32,078)
SPDR S&P 600 Small Cap ETF	241,369	3,370	55,192	837	2,533	178,653	767	(4,004)
SPDR S&P Dividend ETF	418,310	7,446	102,891	1,921	5,525	307,466	2,481	(3,888)

SSgA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2012

					Number of
	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SSgA Global Allocation Portfolio	Cost	Shares	Proceeds	Shares	at 6/30/12	6/30/12	Income	Gain (Loss)

SPDR S&P MidCap 400 ETF Trust	$122,600	684	$29,021	177	507	$86,849	$259	$(2,705)
SPDR S&P Emerging Markets ETF	499,846	7,837	153,677	2,705	5,132	307,869	2,884	(14,608)
SPDR S&P International Dividend ETF	173,337	3,983	—	—	3,983	177,403	6,613	—
SPDR S&P International Small Cap ETF	123,902	4,522	70,723	2,829	1,693	43,696	927	(7,381)
SPDR S&P World ex-US ETF	988,041	41,348	367,522	17,394	23,954	536,809	7,218	(47,778)
SPDR Barclays Capital Aggregate Bond ETF	308,278	5,287	135,801	2,324	2,963	173,750	364	451
SPDR Barclays Capital High Yield Bond ETF	654,500	16,519	330,638	8,704	7,815	308,380	7,669	(14,154)
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	507,885	14,929	117,770	3,475	11,454	390,925	2,440	(450)
SPDR Barclays Capital Long Term Corporate Bond ETF	223,861	5,679	54,182	1,347	4,332	176,745	1,460	1,379
SPDR Dow Jones Global Real Estate ETF	182,535	4,584	182,250	4,584	—	—	—	(285)
SPDR Dow Jones International Real Estate ETF	151,515	4,068	101,610	2,838	1,230	45,239	649	(4,129)
SPDR Dow Jones REIT ETF	394,143	5,469	170,151	2,371	3,098	225,813	1,705	(1,651)
SPDR Barclays Capital International Corporate Bond ETF	361,007	9,948	172,738	4,571	5,377	174,215	197	(7,440)
SPDR Barclays Capital TIPS ETF	239,931	4,044	71,034	1,178	2,866	170,814	2,517	1,143
State Street Institutional Liquid Reserves Fund	274,777	274,777	115,962	115,962	158,815	158,815	14	—

5.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Portfolio for federal income tax purposes and the gross unrealized appreciation and depreciation at June 30, 2012 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SSgA Multi-Asset Real Return Portfolio	$6,070,745	$5,945	$(248,908)	$(242,963)
SSgA Income Allocation Portfolio	9,090,368	71,872	(47,427)	24,445
SSgA Global Allocation Portfolio	4,539,725	16,082	(109,308)	(93,226)

6.	Investment Transactions

For the year ended June 30, 2012, the Portfolios had purchases and sales of investment securities as follows:

	SSgA	SSgA Income	SSgA Global
	Multi-Asset Real	Allocation	Allocation
Purchases	Return Portfolio	Portfolio	Portfolio

Short Term	$81,480	$192,326	$274,776
Long Term	8,074,741	10,290,790	7,418,399
Sales
Short Term	40,457	74,425	115,962
Long Term	2,050,439	1,323,604	2,902,708

For the year ended June 30, 2012, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

7.	Concentration of Risk

Although the Portfolios do not intend to concentrate their investments in any particular industry, if a Portfolio concentrates in a single industry, group of industries or type of instrument, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry, group of industries or type of instrument.

SSgA MASTER TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
June 30, 2012

To the Owners of Beneficial Interest and Board of Trustees of
SSgA Master Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SSgA Master Trust (comprising, respectively, SSgA Multi-Asset Real Return Portfolio, SSgA Income Allocation Portfolio and SSgA Global Allocation Portfolio) (collectively, the “Portfolios”), as of June 30, 2012, and the related statements of operations, statements of changes in net assets and financial highlights for the period from April 25, 2012 (commencement of operations) through June 30, 2012. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2012 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting SSgA Master Trust at June 30, 2012, and the results of their operations, the changes in their net assets and their financial highlights for the period from April 25, 2012 (commencement of operations) through June 30, 2012, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 28, 2012

SSgA MASTER TRUST
OTHER INFORMATION
June 30, 2012 (Unaudited)

Shareholder Expense Example

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, trustee fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested on January 1, 2012 and held for the six months ended June 30, 2012.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $100 to $400 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell the Funds’ shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Beginning	Ending	Expenses Paid
	Annualized	Account Value	Account Value	During Period*
Actual	Expense Ratio	1/1/12	6/30/12	1/1/12 to 6/30/12

SSgA Multi-Asset Real Return Portfolio**	0.20%	$1,000	$965.80	$0.35
SSgA Income Allocation Portfolio**	0.20	1,000	1,009.20	0.36
SSgA Global Allocation Portfolio**	0.20	1,000	981.80	0.36
Hypothetical (assuming a 5% return before expenses)
SSgA Multi-Asset Real Return Portfolio**	0.20	1,000	1,023.87	1.01
SSgA Income Allocation Portfolio**	0.20	1,000	1,023.87	1.01
SSgA Global Allocation Portfolio**	0.20	1,000	1,023.87	1.01

*	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 366.
**	Actual period is from commencement of operations 4/25/12. Hypothetical period is from 1/1/12.

SSgA MASTER TRUST
OTHER INFORMATION (continued)
June 30, 2012 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Portfolios’ investment adviser to vote proxies relating to the Portfolios’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the investment advisor voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-843-2639 (toll free) and on the Funds’ website at www.spdrs.com.

Approval of Advisory Agreement

At in-person meeting held on February 22, 2011, the Board of Trustees of the Trust (the “Board”) evaluated a proposal to approve the Investment Advisory Agreement (the “Agreement”) with respect to each of the series of the Trust (each an “Master Fund”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust’s Administrator, Transfer Agent and Custodian (“State Street”). In deciding whether to approve the Agreement, the Board considered various factors, including (i) the nature, extent and quality of services to be provided by the Adviser with respect to the Master Funds under the Agreement, (ii) costs to the Adviser of its services, and (iii) the extent to which economies of scale would be realized if and as the ETFs grow and whether the fee in the Agreement reflects these economies of scale.

The Board considered the nature, extent and quality of services to be provided by the Adviser. In doing so, they relied on their prior experience with the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s anticipated responsibilities for managing investment operations of the Master Funds, in accordance with each Master Fund’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of each Master Fund in a master-feeder structure, and the experience and expertise of the Adviser with master-feeder structures. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and compliance of the Master Funds. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each Master Fund’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, with which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises. The Board also considered the Adviser’s experience in active management and in master-feeder structures. The Board then determined that the nature, extent and quality of services anticipated to be provided by the Adviser to the Trust were necessary and appropriate.

The Board considered whether the Adviser benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions. The Board concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationship with the Trust, those benefits are not so significant as to cause the Adviser’s fees with respect to the Master Funds to be excessive.

SSgA MASTER TRUST
OTHER INFORMATION (continued)
June 30, 2012 (Unaudited)

The Board determined that the Adviser is likely to realize economies of scale in managing the Master Funds as assets grow in size. The Board further determined that such economies of scale are shared with the Master Funds by way of the relatively low advisory fee and unitary fee structure of the Trust, although the Board intends to continue to monitor fees as the Master Funds grow in size and assess whether fee breakpoints may be warranted.

The Board evaluated the Master Funds’ unitary fee through review of comparative information with respect to fees paid by similar funds based upon data from Lipper. The Board also reviewed the estimated expense ratio for the Master Funds, noting the differences in fees between the feeder and corresponding Master Funds in connection with the master-feeder structure. The Board used a fund-by-fund analysis of the data. The Board concluded, based on the information presented, that each Master Fund’s fees were fair and reasonable in light of those of its direct competitors.

The Board, including the Independent Trustees voting separately, approved the Agreement for each Master Fund after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services expected to be provided by the Adviser with respect to the Master Funds were appropriate; (b) the Adviser’s fee for each Master Fund and the unitary fee, considered in relation to services expected to be provided, were fair and reasonable; (c) any additional benefits to the Adviser were not of a magnitude materially to affect the Board’s conclusions; and (d) fees expected to be paid to the Adviser were expected to share economies of scale with respect to the Master Funds by way of the relatively low fee structure of the Trust.

SSgA MASTER TRUST
OTHER INFORMATION (continued)
June 30, 2012 (Unaudited)

TRUSTEES AND OFFICERS OF THE TRUST

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office and	Occupation(s)	Complex	Other
Name, Address	Position(s)	Length of	During Past	Overseen	Directorships
and Year of Birth	with Funds	Time Served	5 Years	by Trustee	Held by Trustee

INDEPENDENT TRUSTEES

FRANK NESVET c/o SSgA Master Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since March 2011.	Chief Executive Officer, Libra Group, Inc. (1998-present) (a financial services consulting company).	137	SPDR Series Trust (Trustee); SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee).

DAVID M. KELLY c/o SSgA Master Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1938	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since March 2011.	Retired.	137	Penson Worldwide Inc. (Director); CHX Holdings, Inc. and Chicago Stock Exchange (Director); SPDR Series Trust (Trustee); SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee).

BONNY EUGENIA BOATMAN c/o SSgA Master Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1950	Independent Trustee	Term: Unlimited Served: since March 2011.	Retired (2005-present); Managing Director, Columbia Management Group, Bank of America (1984-2005).	137	SPDR Series Trust (Trustee); SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee).

DWIGHT D. CHURCHILL c/o SSgA Master Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1953	Independent Trustee	Term: Unlimited Served: since March 2011.	Self-employed consultant since 2010; Head of Fixed Income and other Senior Management roles, Fidelity Investments (1993-2009).	137	SPDR Series Trust (Trustee); SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee); Affiliated Managers Group, Inc. (Director).

CARL G. VERBONCOEUR c/o SSgA Master Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1952	Independent Trustee	Term: Unlimited Served: since March 2011.	Self-employed consultant since 2009; Chief Executive Officer, Rydex Investments (2003-2009).	137	SPDR Series Trust (Trustee); SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee).

SSgA MASTER TRUST
OTHER INFORMATION (continued)
June 30, 2012 (Unaudited)

Number of
Portfolios
		Term of	Principal	in Fund
		Office and	Occupation(s)	Complex	Other
Name, Address	Position(s)	Length of	During Past	Overseen	Directorships
and Year of Birth	with Funds	Time Served	5 Years	by Trustee	Held by Trustee

Interested Trustee/President
JAMES E. ROSS* SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1965	Interested Trustee and President	Term: Unlimited Served: since March 2011.	Chairman and Director, SSgA Funds Management Inc. (2005-present); President, SSgA Funds Management Inc. (2005-2012); Senior Managing Director, State Street Global Advisors (2006-present); Principal, State Street Global Advisors (2006-present).	167	SPDR Series Trust (Trustee); SPDR Index Shares Funds (Trustee); SSgA Active ETF Trust (Trustee); Select Sector SPDR Trust (Trustee); State Street Master Funds (Trustee); and State Street Institutional Investment Trust (Trustee).

*	Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser.

SSgA MASTER TRUST
OTHER INFORMATION (continued)
June 30, 2012 (Unaudited)

		Term of	Principal
		Office and	Occupation(s)
Name, Address	Position(s)	Length of	During Past
and Year of Birth	with Funds	Time Served	5 Years

Officers
ELLEN M. NEEDHAM SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1967	Vice President	Term: Unlimited Served: since March 2011	President (2012-present) and Senior Managing Director (1992-present)*, SSgA Funds Management, Inc.; Senior Managing Director, State Street Global Advisors (1992-present).*

MICHAEL P. RILEY SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Vice President	Term: Unlimited Served: since March 2011	Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2008-present); Principal, State Street Global Advisors and SSgA Funds Management, Inc. (2005-2008).

RYAN M. LOUVAR State Street Bank and Trust Company Four Copley Place, CPH0326 Boston, MA 02116 1972	Secretary	Term: Unlimited Served: since March 2011	Vice President and Senior Managing Counsel, State Street Bank and Trust Company (2005-present).*

MARK E. TUTTLE State Street Bank and Trust Company Four Copley Place, CPH0326 Boston, MA 02116 1970	Assistant Secretary	Term: Unlimited Served: since March 2011	Vice President and Counsel, State Street Bank and Trust Company (2007-present)*; Assistant Counsel, BISYS Group, Inc.(2005-2007)* (a financial services company).

SCOTT E. HABEEB State Street Bank and Trust Company Four Copley Place, CPH0326 Boston, MA 02116 1968	Assistant Secretary	Term: Unlimited Served: since March 2011	Vice President and Counsel, State Street Bank and Trust Company (2007-present)*; Legal Analyst, Verizon Communications (2004-2007).

CHAD C. HALLETT State Street Bank and Trust Company Four Copley Place, CPH03 Boston, MA 02116 1969	Treasurer	Term: Unlimited Served: since March 2011	Vice President, State Street Bank and Trust Company (2001-present)*.

MATTHEW FLAHERTY State Street Bank and Trust Company Four Copley Place, CPH03 Boston, MA 02116 1971	Assistant Treasurer	Term: Unlimited Served: since March 2011	Assistant Vice President, State Street Bank and Trust Company (1994-present)*.

SSgA MASTER TRUST
OTHER INFORMATION (continued)
June 30, 2012 (Unaudited)

		Term of	Principal
		Office and	Occupation(s)
Name, Address	Position(s)	Length of	During Past
and Year of Birth	with Funds	Time Served	5 Years

LAURA F. DELL State Street Bank and Trust Company Four Copley Place, CPH03 Boston, MA 02116 1964	Assistant Treasurer	Term: Unlimited Served: since March 2011.	Vice President, State Street Bank and Trust Company (2002-present).*
JACQUELINE ANGELL SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1974	Chief Compliance Officer	Term: Unlimited Served: since March 2011.	Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2008-present); Director of Investment Adviser Oversight, Fidelity Investments (2006-2008).

*	Served in various capacities and/or with various affiliated entities during noted time period.

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

SPDR Series Trust
SPDR Dow Jones Total Market ETF (TMW)
SPDR Dow Jones Large Cap ETF (ELR)
SPDR S&P 500 Growth ETF (SPYG)
SPDR S&P 500 Value ETF (SPYV)
SPDR Dow Jones Mid Cap ETF (EMM)
SPDR S&P 400 Mid Cap Growth ETF (MDYG)
SPDR S&P 400 Mid Cap Value ETF (MDYV)
SPDR S&P 600 Small Cap ETF (SLY)
SPDR S&P 600 Small Cap Growth ETF (SLYG)
SPDR S&P 600 Small Cap Value ETF (SLYV)
SPDR Global Dow ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR S&P Bank ETF (KBE)
SPDR S&P Capital Markets ETF (KCE)
SPDR S&P Insurance ETF (KIE)
SPDR S&P Mortgage Finance ETF (KME)
SPDR S&P Regional Banking ETF (KRE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Aerospace & Defense ETF (XAR)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Health Care Equipment ETF (XHE)
SPDR S&P Health Care Services ETF (XHS)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR S&P Software & Services ETF (XSW)
SPDR S&P Telecom ETF (XTL)
SPDR S&P Transportation ETF (XTN)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL)
SPDR Barclays Capital TIPS ETF (IPE)
SPDR Barclays Capital Short Term Treasury ETF (SST)
SPDR Barclays Capital Intermediate Term Treasury ETF (ITE)
SPDR Barclays Capital Long Term Treasury ETF (TLO)
SDPR Barclays Capital Short Term Corporate Bond ETF (SCPB)
SPDR Barclays Capital Intermediate Term Corporate Bond ETF (ITR)
SPDR Barclays Capital Long Term Corporate Bond ETF (LWC)
SPDR Barclays Capital Issuer Scored Corporate Bond ETF (CBND)
SPDR Barclays Capital Convertible Securities ETF (CWB)
SPDR Barclays Capital Mortgage Backed Bond ETF (MBG)
SPDR Barclays Capital Aggregate Bond ETF (LAG)
SPDR Nuveen Barclays Capital Municipal Bond ETF (TFI)
SPDR Nuveen Barclays Capital California Municipal Bond ETF (CXA)
SPDR Nuveen Barclays Capital New York Municipal Bond ETF (INY)
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF (SHM)
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)

SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)
SPDR Nuveen Barclays Capital Build America Bond ETF (BABS)
SPDR DB International Government Inflation-Protected Bond ETF (WIP)
SPDR Barclays Capital Short Term International Treasury Bond ETF (BWZ)
SPDR Barclays Capital International Treasury Bond ETF (BWX)
SPDR Barclays Capital International Corporate Bond ETF (IBND)
SPDR Barclays Capital Emerging Markets Local Bond ETF (EBND)
SPDR Barclays Capital High Yield Bond ETF (JNK)
SPDR Barclays Capital Short Term High Yield Bond ETF (SJNK)
SPDR Barclays Capital Investment Grade Floating Rate ETF (FLRN)
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (XOVR)

SPDR Index Shares Funds
SPDR STOXX Europe 50 ETF (FEU)
SPDR EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P Small Cap Emerging Asia Pacific ETF (GMFS)
SPDR S&P Russia ETF (RBL)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P Emerging Markets Dividend ETF (EDIV)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)
SPDR S&P Global Natural Resources ETF (GNR)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR MSCI ACWI IMI ETF (ACIM)
SPDR MSCI EM 50 ETF (EMFT)
SPDR Russell/Nomura PRIME Japan ETF (JPP)
SPDR Russell/Nomura Small Cap Japan ETF (JSC)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

The Select Sectors SPDR Trust
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)

The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

SSgA Active ETF Trust
SPDR SSgA Multi-Asset Real Return ETF (RLY)
SPDR SSgA Income Allocation ETF (INKM)
SPDR SSgA Global Allocation ETF (GAL)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust, SPDR Index Shares Funds, and SSgA Active ETF Trust. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts, and all investment portfolios of The Select Sector SPDR Trust.

SSgA Master Trust

Trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur

Officers
James E. Ross, President
Ellen M. Needham, Vice President
Michael P. Riley, Vice President
Chad C. Hallett, Treasurer
Matthew W. Flaherty, Assistant Treasurer
Laura F. Dell, Assistant Treasurer
Ryan M. Louvar, Secretary
Mark E. Tuttle, Assistant Secretary
Scott E. Habeeb, Assistant Secretary
Jacqueline Angell, Chief Compliance Officer

Investment Manager
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Custodian, Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Legal Counsel
Bingham McCutchen LLP
2020 K Street, NW
Washington, DC 20006

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.

Although ETF shares may be bought and sold on the exchange through any brokerage account, ETF shares are not individually redeemable from the Fund. Investors may acquire ETFs and tender them for redemption through the Fund in Creation Unit Aggregations only. Please see the prospectus for more details.

Because the SPDR SSgA Active Asset Allocation ETFs are actively managed, they are therefore subject to the risk that the investments selected by SSgA may cause the ETFs to underperform relative to their benchmarks or other funds with similar investment objectives. Actively managed ETFs do not seek to replicate the performance of a specified index.

Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.

Bond funds contain interest rate risk (as interest rates rise bond prices usually fall); the risk of issuer default; issuer credit risk; liquidity risk; and inflation risk.

Commodities investing entail significant risk as commodity prices can be extremely volatile due to wide range of factors.

"SPDR" is a registered trademark of Standard & Poor Financial Services LLC ("S&P") and has been licensed for use by State Street Corporation. No financial product offered by State Street Corporation or its affiliates is sponsored, endorsed, sold or promoted by S&P or its Affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding units/shares in such products. Further limitations and important information that could affect investors' rights are described in the prospectus for the applicable product.

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDRS&P 500, SPDRS&P MidCap 400 and SPDR Dow Jones Industrial Average, all unit investment trusts, and Select Sector SPDRs. ALPS Distributors, Inc. is not affiliated with State Street Global Markets, LLC.

Before investing, consider the fund's investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.

IBG - 6869

For more complete information, please call 866.787.2257 or visit www.spdrs.com today

Item 2. Code of Ethics.
As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.
The Code of Ethics is attached hereto as Exhibit 12(a)(1).
Item 3. Audit Committee Financial Expert.
(a)(1) The Board of Trustees of the registrant has determined that the registrant has five Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”
(2) Bonny Boatman, Dwight Churchill, David M. Kelly, Frank Nesvet and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.
Item 4. Principal Accountant Fees and Services.
(a) Audit Fees.

For the fiscal period from the commencement of operations April 25, 2012 to June 30, 2012, the aggregate audit fees billed for professional services rendered by the principal accountant were $41,400. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant). The amount provided for the aggregate audit fees is an estimate provided by the principal accountant.
(b) Audit-Related Fees.

For the fiscal period from the commencement of operations April 25, 2012 to June 30, 2012, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.
(c) Tax Fees.

For the fiscal period from the commencement of operations April 25, 2012 to June 30, 2012, the aggregate tax fees billed for professional services rendered by the principal accountant were $36,000. Tax fees represent services related to the review of year-end distribution requirements, as well as the review and signing as preparer of all federal, state and excise income tax returns for the series of the registrant. The amount provided for the aggregate tax fees is an estimate provided by the principal accountant.
(d) All Other Fees.

There were no other fees billed by the principal accountant for the fiscal period from the commencement of operations April 25, 2012 to June 30, 2012.
(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:
Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:
a.	The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

b.	De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

c.	Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

d.	Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).
(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) The aggregate non-audit fees billed for by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

FY 2012
(in millions)
Non audit services billed to:
Registrant:	See Item 4(c)
Investment Adviser:	—

Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$7.4
Tax Fees	6.0
All Other Fees	1.5

(1)	Information is for the calendar year 2011.

(2)	Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees consisted of advisory services related to certain regulatory initiatives.
(h) E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.
Item 5. Disclosure of Audit Committees for Listed Companies.
The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant’s audit committee are Bonny Boatman, Dwight Churchill, David M. Kelly, Frank Nesvet and Carl Verboncoeur
Item 6. Schedule of Investments.
A Schedule of Investments for each series of the Registrant, is included as a part of the reports to shareholders filed under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the registrant.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to the registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.
Item 10. Submission of Matters to a Vote of Security Holders.
Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.
Item 11. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-CSR, James Ross, the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures and evaluated their effectiveness. Based on their review, Messrs. Ross and Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 12. Exhibits.
(a)(1) Code of Ethics referred to in Item 2.
(a)(2) Separate certifications required by Rule 30a-2 under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.
(a)(3) Not applicable
(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SSgA Master Trust

By:	/s/ James Ross James Ross
President and Principal Executive Officer

Date:	September 5, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James Ross James Ross
President and Principal Executive Officer

Date:	September 5, 2012

By:	/s/ Chad C. Hallett Chad C. Hallett
Treasurer and Principal Financial Officer

Date:	September 5, 2012